Exploration and Evaluation of Oil and Gas Reserves - Summary of Exploration Costs (Details) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 86	$ 75	$ 191	$ 166
Exploration expenditures written off (includes dry wells and signature bonuses)	14	57	64	65
Contractual penalties		24	14	60
Other exploration expenses	1	6	5	7
Total expenses	100	162	274	298
Cash used in:
Operating activities	87	80	196	172
Investment activities	104	164	198	388
Total cash used	$ 191	$ 244	$ 394	$ 560